Liabilities For Pension Benefits - Changes in Actuarial Obligations (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TCSPREV plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	BRL 586	BRL 797	BRL 1,837
Interest cost	57,066	54,689	49,310
Benefits paid	(44,535)	(36,569)
TCSPREV plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	502,433	481,055
Service cost	586	797
Interest cost	57,066	54,689
Benefits paid	(44,535)	(36,569)
Changes in actuarial assumptions	(18,420)	2,461
Projected benefit obligation at the end of the year	497,130	502,433	481,055
BrTREV Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	142	230	782
Interest cost	228,738	219,630	194,520
Benefits paid	(177,696)	(167,661)
BrTREV Plans | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	2,023,849	1,941,701
Service cost	142	230
Interest cost	228,738	219,630
Benefits paid	(177,696)	(167,661)
Changes in actuarial assumptions	(74,280)	29,949
Projected benefit obligation at the end of the year	2,000,753	2,023,849	1,941,701
TelemarPrev Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	2,785	3,592	12,206
Interest cost	328,289	310,467	282,508
Benefits paid	(219,465)	(216,394)
TelemarPrev Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	2,885,744	2,722,980
Service cost	2,785	3,592
Interest cost	328,289	310,467
Benefits paid	(219,465)	(216,394)
Changes in actuarial assumptions	(204,806)	65,099
Projected benefit obligation at the end of the year	2,792,547	2,885,744	2,722,980
PBS-Telemar Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	80	121	235
Interest cost	28,089	26,755	23,839
Benefits paid	(19,942)	(18,507)
Participan's contributions	42	52
PBS-Telemar Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	247,833	235,884
Service cost	80	121
Interest cost	28,089	26,755
Benefits paid	(19,942)	(18,507)
Participan's contributions	43	52
Changes in actuarial assumptions	(11,956)	3,528
Projected benefit obligation at the end of the year	244,147	247,833	235,884
PAMEC Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	345	396	427
PAMEC Plan | Accumulated Defined Benefit Plans Adjustment, Net Transition Attributable to Parent
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at the beginning of the year	2,981	3,418
Interest cost	345	396
Benefits paid	(122)	(110)
Changes in actuarial assumptions	(619)	(723)
Projected benefit obligation at the end of the year	BRL 2,585	BRL 2,981	BRL 3,418